Expense Example	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C 10 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 1 Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 3 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 5 Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class A 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class A 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class C 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class C 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class I 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class I 10 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 1 Year	Prospectus #2 Calvert Flexible Bond Fund Class R6 3 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 5 Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 10 Years
USD ($)	399	583	781	1,355	253	500	871	1,714	51	187	335	766	417	616	832	1,452	271	534	921	1,808	69	222	388	869	61	197	344	772